License revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Locations	Total revenue by geographical location (in thousands):

	December 31,
	2022	2021	2020
License revenue
United Kingdom	$—	$—	$242
United States	6,194	1,507	—
Total License revenue	$6,194	$1,507	$242